Prospectus Supplement
John Hancock Investment Trust
John Hancock Diversified Macro Fund (the fund)
Supplement dated January 15, 2026 to the current Prospectus, as may be supplemented (the Prospectus)
Effective immediately, Pablo E. Calderini no longer serves as a portfolio manager of the fund. Accordingly, all references to Pablo E. Calderini are removed from the Prospectus.
In addition, effective immediately, Jens Foehrenbach is added as a portfolio manager of the fund. Thomas Feng, Ph.D. and Kenneth G. Tropin continue to serve as portfolio managers of the fund, and together with Jens Foehrenbach, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following is added to the fund’s portfolio manager information in the “Fund summary” section under the heading “Portfolio management”:
Jens Foehrenbach
Co-Portfolio Manager, President and Chief Investment Officer
Managed the fund since 2026
Additionally, the following is added to the fund’s portfolio manager information in the “Fund details” section under the heading “Who’s who – Subadvisor”:
Jens Foehrenbach
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Co-Portfolio Manager, President and Chief Investment Officer
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Managed the fund since 2026
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Joined Graham in 2025
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Began business career in 2000
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Investment Trust
John Hancock Diversified Macro Fund (the fund)
Supplement dated January 15, 2026 to the current Statement of Additional Information, as may be supplemented (the SAI)
Effective immediately, Pablo E. Calderini no longer serves as a portfolio manager of the fund. Accordingly, all references to Pablo E. Calderini are removed from the SAI.
In addition, effective immediately, Jens Foehrenbach is added as a portfolio manager of the fund. Thomas Feng, Ph.D. and Kenneth G. Tropin continue to serve as portfolio managers of the fund, and together with Jens Foehrenbach, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the fund’s subadvisor, Graham Capital Management, L.P.:
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which Jens Foehrenbach has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Jens Foehrenbach’s investment in the fund and similarly managed accounts.
The following table provides information as of October 31, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Jens Foehrenbach	6	$1,496	82	$12,935	23	$4,379
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Jens Foehrenbach	0	$0	70	$11,665	15	$2,053
Ownership of the Fund and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by Jens Foehrenbach as of October 31, 2025. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Jens Foehrenbach’s ownership of fund shares is stated in the footnote that follows the table.
Portfolio Manager	Dollar Range of Shares Owned[1]
Jens Foehrenbach	none
1
As of October 31, 2025, Jens Foehrenbach beneficially owned none of the fund.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.